Mining interests - Otjikoto Mine - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	$ 3,760,337	$ 3,291,435
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	7,899,295	7,366,529	$ 6,413,195
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	(4,138,958)	$ (4,075,094)	$ (2,849,705)
Otjikoto Mine | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	0
Otjikoto Mine | Mineral Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	284,000
Otjikoto Mine | Mineral Properties | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	$ 284,000